FINANCIAL INSTRUMENTS - Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Investments	$ 5,089	$ 1,199
Cash and cash equivalents
Disclosure of financial assets [line items]
Investments	393	35
Cash and cash equivalents | Cash
Disclosure of financial assets [line items]
Investments	320	16
Cash and cash equivalents | Cash equivalents
Disclosure of financial assets [line items]
Investments	73	19
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Investments	0	0
Cash and cash equivalents | FVTPL | Cash
Disclosure of financial assets [line items]
Investments	0	0
Cash and cash equivalents | FVTPL | Cash equivalents
Disclosure of financial assets [line items]
Investments	0	0
Cash and cash equivalents | AFS
Disclosure of financial assets [line items]
Investments	0	0
Cash and cash equivalents | AFS | Cash
Disclosure of financial assets [line items]
Investments	0	0
Cash and cash equivalents | AFS | Cash equivalents
Disclosure of financial assets [line items]
Investments	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Investments	393	35
Cash and cash equivalents | Amortized Cost | Cash
Disclosure of financial assets [line items]
Investments	320	16
Cash and cash equivalents | Amortized Cost | Cash equivalents
Disclosure of financial assets [line items]
Investments	73	19
Derivatives
Disclosure of financial assets [line items]
Investments	146	7
Financial liabilities	(1)
Derivatives | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities	(1)
Derivatives | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	(1)
Derivatives | FVTPL | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities	(1)
Derivatives | AFS
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | AFS | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Amortized Cost | Interest rate swaps
Disclosure of financial assets [line items]
Financial liabilities	0
Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	10	5
Derivatives | Bond futures
Disclosure of financial assets [line items]
Investments	9	2
Derivatives | Options
Disclosure of financial assets [line items]
Investments	127	0
Derivatives | FVTPL
Disclosure of financial assets [line items]
Investments	146	7
Derivatives | FVTPL | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	10	5
Derivatives | FVTPL | Bond futures
Disclosure of financial assets [line items]
Investments	9	2
Derivatives | FVTPL | Options
Disclosure of financial assets [line items]
Investments	127
Derivatives | AFS
Disclosure of financial assets [line items]
Investments	0	0
Derivatives | AFS | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	0	0
Derivatives | AFS | Bond futures
Disclosure of financial assets [line items]
Investments	0	0
Derivatives | AFS | Options
Disclosure of financial assets [line items]
Investments	0
Derivatives | Amortized Cost
Disclosure of financial assets [line items]
Investments	0	0
Derivatives | Amortized Cost | Foreign exchange forwards
Disclosure of financial assets [line items]
Investments	0	0
Derivatives | Amortized Cost | Bond futures
Disclosure of financial assets [line items]
Investments	0	0
Derivatives | Amortized Cost | Options
Disclosure of financial assets [line items]
Investments	0
Investments
Disclosure of financial assets [line items]
Investments	4,943	1,193
Investments | FVTPL
Disclosure of financial assets [line items]
Investments	1,967	1,104
Investments | AFS
Disclosure of financial assets [line items]
Investments	2,337	68
Investments | Amortized Cost
Disclosure of financial assets [line items]
Investments	639	21
Bonds
Disclosure of financial assets [line items]
Investments	3,764	1,169
Bonds | Government
Disclosure of financial assets [line items]
Investments	1,664	401
Bonds | Corporate bonds
Disclosure of financial assets [line items]
Investments	1,892	788
Bonds | Corporate and other
Disclosure of financial assets [line items]
Investments		768
Bonds | Private debt
Disclosure of financial assets [line items]
Investments	208	0
Bonds | FVTPL
Disclosure of financial assets [line items]
Investments	1,963	1,104
Bonds | FVTPL | Government
Disclosure of financial assets [line items]
Investments	377	372
Bonds | FVTPL | Corporate bonds
Disclosure of financial assets [line items]
Investments	1,586
Bonds | FVTPL | Corporate and other
Disclosure of financial assets [line items]
Investments		732
Bonds | FVTPL | Private debt
Disclosure of financial assets [line items]
Investments	0
Bonds | AFS
Disclosure of financial assets [line items]
Investments	1,801	65
Bonds | AFS | Government
Disclosure of financial assets [line items]
Investments	1,287	29
Bonds | AFS | Corporate bonds
Disclosure of financial assets [line items]
Investments	306
Bonds | AFS | Corporate and other
Disclosure of financial assets [line items]
Investments		36
Bonds | AFS | Private debt
Disclosure of financial assets [line items]
Investments	208
Bonds | Amortized Cost
Disclosure of financial assets [line items]
Investments	0	0
Bonds | Amortized Cost | Government
Disclosure of financial assets [line items]
Investments	0	0
Bonds | Amortized Cost | Corporate bonds
Disclosure of financial assets [line items]
Investments	0
Bonds | Amortized Cost | Corporate and other
Disclosure of financial assets [line items]
Investments		0
Bonds | Amortized Cost | Private debt
Disclosure of financial assets [line items]
Investments	0
Equity
Disclosure of financial assets [line items]
Investments	540	3
Equity | Common shares
Disclosure of financial assets [line items]
Investments	275	0
Equity | Preferred shares
Disclosure of financial assets [line items]
Investments	18	3
Equity | Private equity and other
Disclosure of financial assets [line items]
Investments	247
Equity | FVTPL
Disclosure of financial assets [line items]
Investments	4
Equity | FVTPL | Common shares
Disclosure of financial assets [line items]
Investments	0
Equity | FVTPL | Preferred shares
Disclosure of financial assets [line items]
Investments	4	0
Equity | FVTPL | Private equity and other
Disclosure of financial assets [line items]
Investments	0
Equity | AFS
Disclosure of financial assets [line items]
Investments	536
Equity | AFS | Common shares
Disclosure of financial assets [line items]
Investments	275
Equity | AFS | Preferred shares
Disclosure of financial assets [line items]
Investments	14	3
Equity | AFS | Private equity and other
Disclosure of financial assets [line items]
Investments	247
Equity | Amortized Cost
Disclosure of financial assets [line items]
Investments	0
Equity | Amortized Cost | Common shares
Disclosure of financial assets [line items]
Investments	0
Equity | Amortized Cost | Preferred shares
Disclosure of financial assets [line items]
Investments	0	0
Equity | Amortized Cost | Private equity and other
Disclosure of financial assets [line items]
Investments	0
Loans and receivables
Disclosure of financial assets [line items]
Investments	639
Loans and receivables | Loans and receivables
Disclosure of financial assets [line items]
Investments		21
Loans and receivables | FVTPL
Disclosure of financial assets [line items]
Investments	0
Loans and receivables | FVTPL | Loans and receivables
Disclosure of financial assets [line items]
Investments		0
Loans and receivables | AFS
Disclosure of financial assets [line items]
Investments	0
Loans and receivables | AFS | Loans and receivables
Disclosure of financial assets [line items]
Investments		0
Loans and receivables | Amortized Cost
Disclosure of financial assets [line items]
Investments	639
Loans and receivables | Amortized Cost | Loans and receivables
Disclosure of financial assets [line items]
Investments		21
Reinsurance funds withheld
Disclosure of financial assets [line items]
Investments	4,650
Reinsurance funds withheld | FVTPL
Disclosure of financial assets [line items]
Investments	4,650
Reinsurance funds withheld | AFS
Disclosure of financial assets [line items]
Investments	0
Reinsurance funds withheld | Amortized Cost
Disclosure of financial assets [line items]
Investments	0
Funds withheld liabilities
Disclosure of financial assets [line items]
Financial liabilities	(12)	(12)
Funds withheld liabilities | FVTPL
Disclosure of financial assets [line items]
Financial liabilities	(12)	(12)
Funds withheld liabilities | AFS
Disclosure of financial assets [line items]
Financial liabilities	0	0
Funds withheld liabilities | Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	$ 0	$ 0